POLICYHOLDERS' ACCOUNT BALANCES - Schedule of Policyholder Account Balance Liability in the Statements (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 82,153	$ 24,431	$ 19,744	$ 4,677
Embedded derivative adjustments and other	926	508
Total	83,079	24,939
Annuities
Policyholder Account Balance [Line Items]
Policyholders’ account balances	80,046	22,456	17,845	4,677
Total	80,046	22,456
Life Insurance
Policyholder Account Balance [Line Items]
Policyholders’ account balances	2,107	1,975	$ 1,899	$ 0
Total	$ 2,107	$ 1,975